Earnings Per Share - Computation of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per Common Share:
Net income attributable to Magna International Inc.	$ 1,009	$ 1,213
Weighted average number of Common Shares outstanding during the year	286.8	286.2
Basic earnings per Common Share	$ 3.52	$ 4.24
Diluted earnings per Common Share:
Net income attributable to Magna International Inc.	$ 1,009	$ 1,213
Weighted average number of Common Shares outstanding during the year	286.8	286.2
Stock options and restricted stock	0.1	0.4
Diluted	286.9	286.6
Diluted earnings per Common Share	$ 3.52	$ 4.23